SHAREHOLDERS EQUITY	9 Months Ended
Sep. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 11:- SHAREHOLDERS EQUITY

a.	Warrants issued to nonemployees:

During the nine months ended September 30, 2013, the Company granted to consultants warrants to purchase 63,500 shares at a weighted average exercise price of $ 4.36 per share expiring seven years from the date of grant. During the nine months period ended September 30, 2013, 10,000 warrants were forfeited. As of September 30, 2013, 80,000 warrants issued to consultants are outstanding, out of which 13,500 warrants are exercisable.

b.	Employee Stock Options Plan:

In the year ended December 31, 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan that became effective in January 2009. As of September 30, 2013, the total number of shares authorized for grant under this Plan is 2,044,934.

Stock options granted under the abovementioned plan are exercisable at the fair market value of the ordinary shares at the date of grant and usually expire seven or ten years from the date of grant. The options generally vest over four years from the date of grant. Any options that are forfeited or cancelled before expiration become available for future grants.

The weighted-average grant-date fair value of options granted during the nine months ended September 30, 2013 was $  2.16. Fair values were estimated using the Black-Scholes pricing formula with the following weighted-average assumptions (annualized percentages):

Dividend yield	0%
Expected volatility	60.0%-61.0%
Risk-free interest	0.68%-1.37%
Expected life	4.79-5.19
Forfeiture rate	5.5%

The following is a summary of the Company's stock option activity and related information for the nine months ended September 30, 2013:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of period	3,777,032	$4.74	4.0	$1,477
Changes during the period:
Granted	517,000	4.09
Exercised	(531,235)	2.67
Forfeited	(128,375)	5.03
Expired	(439,000)	10.95

Options outstanding at end of period	3,195,422	$4.11	4.3	$9,693

Vested and expected to vest	3,019,674	$4.11	4.3	$9,160

Options exercisable at end of period	1,548,195	$4.61	2.9	$4,137

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's shares. Total intrinsic value of options exercised for the nine months ended September 30, 2013 was $ 1,563.

The following is a summary of Company’s restricted share units ("RSU") activity and related information for the nine months ended September 30, 2013:

	Number of shares	Weighted average grant date fair value

Outstanding at beginning of period	182,161	$3.79
Changes during the period:
Granted	131,170	4.30
Exercised	(47,784)	$3.27

RSUs outstanding at end of period	265,547	$4.13

The total stock-based compensation expenses relating to all of the Company's stock-based awards recognized for the nine months ended September 30, 2013 were $ 1,179.

As of September 30, 2013, there was $  2,518 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 0.91 years.